Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,893,548.90
Total Fee Amount	15,590.60
Total Offset Amount	0.00
Net Fee	$ 15,590.60
Offering Table N/A
Offset Table N/A	N/A